Note 1 - Organization and Summary of Significant Accounting Policies: Pervasiveness of Estimates (Policies)	3 Months Ended
Mar. 13, 2012
Policies
Pervasiveness of Estimates

Pervasiveness of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles required management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.